Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Notional amount of derivative instruments
	December 31,
	2011	2010	2009
Forward foreign exchange contracts	$165,646,228	$92,859,692	$33,501,503
Interest rate swap contracts	48,000,000	76,000,000	54,000,000
Cross-currency interest rate swap contracts	3,669,691	11,279,915	24,699,730
	$217,315,919	$180,139,607	$112,201,233

Forward exchange contracts, in settlement currency
	Notional	US dollar
Settlement currency	amount	equivalents
As of December 31, 2011
Euro	3,600,000	$4,653,360
Renminbi	1,013,047,623	160,992,868
		$165,646,228
As of December 31, 2010
Euro	7,682,707	$10,174,977
Renminbi	546,297,909	82,684,715
		$92,859,692
As of December 31, 2009
Euro	14,825,188	$21,265,249
Renminbi	83,496,523	12,236,254
		$33,501,503

Cross-currency interest rate swap contracts, in settlement currency
	Notional	US dollar
Settlement currency	amount	equivalents
As of December 31, 2011
Euro	2,839,000	$3,669,691
As of December 31, 2010
Euro	8,517,000	$11,279,915
As of December 31, 2009
Euro	17,219,555	$24,699,730

Fair values of derivative instruments
	December 31,
	2011	2010	2009
Forward foreign exchange contracts	$123,037	$215,060	$(428,979)
Interest rate swap contracts	(404,549)	(1,380,454)	(529,712)
Cross-currency interest rate swap contracts	(463,365)	(1,292,475)	114,638
	$(744,877)	$(2,457,869)	$(844,053)